Stock Based Compensation (Details) - Schedule of total compensation cost by plan - USD ($) $ in Thousands		12 Months Ended
	Dec. 15, 2021	Jul. 03, 2022
Two Thousand Twenty One [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Unrecognized Compensation Cost		$ 46,921
Weighted Average Remaining Period of Recognition		2 years 7 months 17 days
Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Unrecognized Compensation Cost		$ 50,236
Share-Based Payment Arrangement, Option [Member] | Two Thousand Twenty One [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Unrecognized Compensation Cost		$ 37,273
Weighted Average Remaining Period of Recognition		2 years 8 months 4 days
Share-Based Payment Arrangement, Option [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Unrecognized Compensation Cost		$ 8,505
Time-Based Restricted Stock Unit [Member] | Two Thousand Twenty One [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Unrecognized Compensation Cost		$ 7,211
Weighted Average Remaining Period of Recognition		2 years 1 month 20 days
Time-Based Restricted Stock Unit [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Unrecognized Compensation Cost		$ 1,711
Restricted Stock Units, Market and Service Conditions [Member] | Two Thousand Twenty One [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Unrecognized Compensation Cost		$ 1,498
Weighted Average Remaining Period of Recognition		2 years 5 months 12 days
Restricted Stock Units, Market and Service Conditions [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Unrecognized Compensation Cost		$ 208
Earnout Restricted Stock Unit [Member] | Two Thousand Twenty One [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Unrecognized Compensation Cost		$ 939
Weighted Average Remaining Period of Recognition		4 years 5 months 12 days
Earnout Restricted Stock Unit [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Unrecognized Compensation Cost		$ 116
Performance Shares [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Unrecognized Compensation Cost		24,516
Stock-based compensation expense	$ 24,516
Time-Based Options [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Unrecognized Compensation Cost		952
Share-Based Bonus [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Unrecognized Compensation Cost		14,228
Selling, General and Administrative Expenses [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Stock-based compensation expense		50,079,000
Selling, General and Administrative Expenses [Member] | Share-Based Payment Arrangement, Option [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Stock-based compensation expense		8,505,000
Selling, General and Administrative Expenses [Member] | Time-Based Restricted Stock Unit [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Stock-based compensation expense		1,652,000
Selling, General and Administrative Expenses [Member] | Restricted Stock Units, Market and Service Conditions [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Stock-based compensation expense		194,000
Selling, General and Administrative Expenses [Member] | Earnout Restricted Stock Unit [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Stock-based compensation expense		116,000
Selling, General and Administrative Expenses [Member] | Performance Shares [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Stock-based compensation expense		24,468,000
Selling, General and Administrative Expenses [Member] | Time-Based Options [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Stock-based compensation expense		916,000
Selling, General and Administrative Expenses [Member] | Share-Based Bonus [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Stock-based compensation expense		14,228,000
Cost of Sales [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Unrecognized Compensation Cost		157
Cost of Sales [Member] | Time-Based Restricted Stock Unit [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Unrecognized Compensation Cost		59
Cost of Sales [Member] | Restricted Stock Units, Market and Service Conditions [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Unrecognized Compensation Cost		14
Cost of Sales [Member] | Performance Shares [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Unrecognized Compensation Cost		48
Cost of Sales [Member] | Time-Based Options [Member] | Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of total compensation cost by plan [Line Items]
Unrecognized Compensation Cost		$ 36